Mutual of America Life Insurance Company
320 Park Avenue
New York, New York  10022
March 12, 2021

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549

Re: 	Mutual of America Life Insurance Company Separate Account No. 2
	File No. 811-03996

Commissioners:

Annual Reports, dated December 31, 2020 of the underlying funds are incorporated herein by reference as the reports sent to contract owners of Mutual of America Separate Account No. 2 of Mutual of
America Life Insurance Company pursuant to rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:


The Annual reports for certain funds of the Mutual of America
Investment Corporation are incorporated by reference as filed on form N-CSR, CIK No. 0000795259, File No. 811-05084.

The Annual reports for certain portfolios of the Mutual of America Variable Insurance Portfolios, Inc. are incorporated by reference as filed on form N-CSR, CIK No. 0001776030, File No. 811-23449.

The Annual reports for certain portfolios of the Fidelity Variable
Insurance Products are incorporated by reference as filed on form N-CSR, CIK No. 0000927384, File No. 811-07205; CIK No. 0000831016, File No. 811-05511;
CIK No. 0000823535, File No. 811-05361 and CIK No. 000356494,
File No. 811-03329.

The Annual reports for certain portfolios of the Vanguard
Variable Insurance Funds are incorporated by reference as filed on form N-CSR, CIK No. 0000857490, File No. 811-05962.

The Annual reports for certain funds of the Goldman Sachs
Variable Insurance Trust are incorporated by reference as filed on form N-CSR, CIK No. 0001046292, File No. 811-08361.

The Annual report for the VP Capital Appreciation Fund of the American Century Variable Portfolios is incorporated by reference as filed on form N-CSR, CIK No. 0000814680, File No. 811-05188.

The Annual report for the New World Fund of the American Funds
Insurance Series is incorporated by reference as filed on form N-CSR, CIK No. 0000729528, File No. 811-03857.

The Annual report for the Calvert VP SRI Balanced Portfolio of the Calvert Variable Series, Inc. is incorporated by reference as filed on form N-CSR, CIK No. 0000708950, File No. 811-03591.

The Annual report for the Delaware VIP Small Cap Value Series of the Delaware VIP Trust is incorporated by reference as filed on form
N-CSR, CIK No. 0000814230, File No. 811-05162.

The Annual report for the DWS Capital Growth VIP portfolio of Deutsche DWS Variable Series I are incorporated by reference as filed on form N-CSR, CIK No. 0000764797, File No. 811-04257.

The Annual report for the Invesco Oppenheimer V.I. Main Street Fund of AIM Variable Insurance Funds is incorporated by reference as filed on form N-CSR, CIK No. 0000896435, File No. 811-07452.

The Annual report for the MFS Mid Cap Value Portfolio of MFS
Variable Insurance Trust III Funds is incorporated by reference as filed on form N-CSR, CIK No. 0001065698, File No. 811-08879.

The Annual report for the Sustainable Equity Portfolio of
Neuberger Berman Advisers Management Trust is incorporated by reference as filed on form N-CSR, CIK No. 0000736913, File No. 811-04255.

The Annual report for the Invesco Oppenheimer V.I. Main Street Fund of AIM Variable Insurance Funds is incorporated by reference as filed on form N-CSR, CIK No. 0000896435, File No. 811-07452.

The Annual report for the Real Return Portfolio of the PIMCO Variable Insurance Trust is incorporated by reference as filed on form N-CSR, CIK No. 0001047304, File No. 811-08399.

The Annual report for the Blue Chip Growth Portfolio of the T. Rowe Price Equity Series is incorporated by reference as filed on form N-CSR, CIK No. 0000918294, File No. 811-07143.

The Annual report for the Victory RS Small Cap Value Growth Equity VIP
Series of the Victory Variable Insurance Funds is incorporated by reference as filed on form N-CSR, CIK No. 0001068663, File No. 811-08979.





Sincerely,

/s/ Christopher M. Miseo


Christopher M. Miseo
Senior Vice President and Director of Accounting and Financial Reporting